EMPLOYEE BENEFIT OBLIGAITONS - Assets and Obligations (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Obligations [Abstract]
Fair value of plan assets	SFr 876.0	SFr 851.4
Defined benefit obligation	(832.2)	(859.8)
Asset ceiling	(45.6)	0.0
Total	SFr (1.8)	SFr (8.4)